Note B - Securities - Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities available for sale, amortized cost	$ 104,650	$ 104,867
Securities available for sale, gross unrealized gains	970	100
Securities available for sale, gross unrealized losses	(302)	(2,803)
Securities available for sale	105,318	102,164
US Government-sponsored Enterprises Debt Securities [Member]
Securities available for sale, amortized cost	16,579	16,837
Securities available for sale, gross unrealized gains	163	8
Securities available for sale, gross unrealized losses	(6)	(215)
Securities available for sale	16,736	16,630
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale, amortized cost	88,071	88,030
Securities available for sale, gross unrealized gains	807	92
Securities available for sale, gross unrealized losses	(296)	(2,588)
Securities available for sale	$ 88,582	$ 85,534